Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Total lease cost	¥ 7,453	¥ 8,859
Operating lease expenses	6,995	8,016
Short-term lease expenses	¥ 458	¥ 843